Net loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Summary of Earnings per Share Explanatory

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended		Six months ended
	June 30,		June 30,
	2022	2021	2022	2021
	$	$	$	$
Net loss	(4,216)	(2,084)	(6,856)	(3,542)
Basic weighted average number of shares outstanding	4,855,876	4,848,129	4,855,876	4,335,821
Net loss income per share (basic)	(0.87)	(0.43)	(1.41)	(0.82)

Dilutive effect of stock options and DSUs	—	—	—	—
Dilutive effect of warrants	—	—	—	—
Diluted weighted average number of shares outstanding	4,855,876	4,848,129	4,855,876	4,335,821
Net loss per share (diluted)	(0.87)	(0.43)	(1.41)	(0.82)

Items excluded from the calculation of diluted net loss per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options and DSUs	62,375	37,176	62,375	37,176
Warrants	457,649	461,649	457,649	461,649